REVENUE	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January - December
	2020	2019	2018
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	4,662,312	5,245,489	5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Total	4,732,869	5,329,214	5,954,833

The reportable segments revenues by business area and by geographical area are presented in Note 24.